Goodwill - Key Assumptions Used for Each Group of Cash Generating Units (Detail)	Dec. 31, 2020	Dec. 31, 2019
Scientific, Technical & Medical [member]
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	9.80%	9.40%
Nominal long-term market growth rate	3.00%	3.00%
Risk [member]
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	10.60%	10.00%
Nominal long-term market growth rate	3.00%	3.00%
Legal [member]
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	11.20%	10.60%
Nominal long-term market growth rate	2.00%	2.00%
Exhibitions [member]
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	12.60%	11.60%
Nominal long-term market growth rate	3.00%	3.00%